FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value	$ (98)	$ (139)
Amount realized	(16)	(10)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	1	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		7
Carrying value	(127)	(98)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(8,683)	(10,494)
Fair value convertible senior debentures and derivatives liabilities	(2,397)	(2,870)
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(11,080)	(13,364)
Securities At Fair Value	398	541
Securities Amortized Cost	401	533
Securities Gross Unrealized Holding Gains	23	27
Securities Gross Unrealized Holding Losses	26	19
Contingent Consideration In Connection With Cephalon Acquisition	(14)	40
Cash Equivalents [Member]
Total	1,054	2,844
Cash Equivalents [Member] | Level 1 [Member]
Total	1,325	2,956
Cash Equivalents [Member] | Level 2 [Member]
Total	(144)	(14)
Cash Equivalents [Member] | Level 3 [Member]
Total	(127)	(98)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	209	331
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	209	331
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,036	2,548
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,036	2,548
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	17	32
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	17	32
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	1	1
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	91	100
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	91	100
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	6	5
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	6	5
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Liability Derivatives [Member]
Derivatives-net	(16)	(29)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(16)	(29)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net		(109)
Derivatives-net	3	4
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net		0
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net		(109)
Derivatives-net	3	4
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net		0
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	(259)
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	(259)
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0
Asset Derivatives [Member]
Derivatives-net	(37)	(20)
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(37)	(20)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	74	72
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	74	72
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(145)	(131)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (145)	$ (131)